Semiannual Report
September 30, 2000

AFBA

5Star Fund

100% pure no-load
mutual funds


MESSAGE
To Our Shareholders

We are pleased to present to you the latest semiannual report for the AFBA 5Star Funds. We have been very satisfied with the performance of the Funds during this recent period of market volatility and we hope that you will take a few minutes to review this important information.

                                               Investment Results - Total Return
                                One Year                    Since                 Life of Fund
                                  Ended                   Inception                Cumulative*

AFBA 5Star Fund                  9/30/00              6/3/97 to 9/30/00              9/30/00

Balanced                          21.30%                    8.69%                      31.98%
Equity                            32.78%                   14.68%                      57.79%
High Yield                         8.06%                    3.09%                      10.65%
USA Global                        32.62%                   15.88%                      63.35%

The balance of this report will be the Portfolio Management Review, in which the Funds' investment counsel, Kornitzer Capital Management, Inc. will discuss fund performance, stock market and economic trends, as well as other matters of interest to our investors.
We would be very pleased to answer your questions and comments, or to provide additional information about your investments.
Sincerely,

/s/C.C. Blanton

C.C. Blanton
Chairman


Portfolio Management Review

We want to thank all of our shareholders for their continued support of Kornitzer Capital Management Inc. and the AFBA 5Star Mutual Funds. We are pleased to report continued strong results. We continue to vigilantly adhere to our investment discipline through the extreme stock market volatility and precarious macroeconomic environment. Our conviction level has increased, as we focus on longer-term trends and invest accordingly. We are enthusiastic about the continued performance of the AFBA 5Star Funds and believe the future for equity securities looks bright.

One Year Performance Chart - AFBA 5Star Balanced Fund

One Year Performance Chart - AFBA 5Star Equity Fund

With all the AFBA 5Star Funds, our strategy is to remain focused on the longer-term trends, which we believe allows us to more easily separate information from noise. As we identify trends that are developing with a high degree of certainty, we believe we can be much more prescient, enabling us to invest opportunistically. For example, we view the recent stock market volatility, especially in the technology sector, as an opportunity to add to existing positions and add new securities to the portfolios. In addition to our focus on long-term trends, we pay close attention to valuation and use patience to buy securities with favorable risk/reward characteristics. According to the AFBA 5Star Funds' performance numbers, the strategy is working, but we refuse to be overcome with hubris and believe a continual reevaluation of every security in the portfolios is required. We will not allow ourselves to become complacent.

Our strategy of continual security evaluation and diversification has benefited the AFBA 5Star Funds through the increased stock market volatility. As a result of higher short-term interest rates, orchestrated by the Federal Reserve Chairman Alan Greenspan, and a surge in oil prices, the economy is beginning to decelerate. Unfortunately the above-mentioned factors have also put pressure on corporate earnings, especially in the technology sector. The technology-heavy Nasdaq Composite Index is down approximately 9.7% year-to-date and about 19.7% since the end of March. From its high registered on March 10, the Nasdaq Composite Index is down a whopping 27%. In these volatile markets our diversification efforts have paid off handsomely and insulated the AFBA 5Star Funds from the sell-off in high P/E stocks. Year-to-date the AFBA 5Star Balanced Fund, Equity Fund, High Yield Fund and USA Global Fund are up 13.40%, 19.40%, 7.80% and 10.99% (price change and reinvested distributions), respectively, all outperforming their appropriate indices.

One Year Performance Chart - AFBA 5Star USA Global Fund

One Year Performance Chart - AFBA 5Star High Yield Fund

Although the near-term stock market volatility can be challenging, we view it as a bump in the road, and we are using it as an opportunity to buy well-managed, financially strong companies at depressed valuation levels. Peering through all the near-term noise, we believe the long-term future is very bright. Although the economy is decelerating, we view this as a positive, as it is much more likely that the Federal Open Market Committee (FOMC) will hold short-term rates steady or begin a process of lowering rates. Regarding oil, we believe if oil production is maintained at its current pace, oil prices will eventually begin to fall. Lower oil prices along with stable to lower short-term interest rates bode well for the stock market. Furthermore, a tight labor market and rising labor costs have caused inflation fears, but productivity growth, which has increased at an estimated 4%, has kept inflation in check. Going forward, we believe productivity gains have become more secular as a result of continued investment in technology, which we see as very positive for the overall economy and stock market.

We look forward to reviewing all the AFBA Funds with you in future letters. All of us on the KCM research team thank you for your confidence in our management of the AFBA 5Star Funds. As fellow shareholders we are fully committed to your financial success in the future.

Sincerely,

/s/John C. Kornitzer
John C. Kornitzer
President

/s/Kent W. Gasaway
Kent W. Gasaway
Sr. Vice President

/s/Tom W. Laming
Tom W. Laming
Sr. Vice President


Investment Results -- Total Return
                                                                    Since
                              Nine Months        One Year         Inception
                                Ended              Ended         6/3/97 to
                                9/30/00           9/30/00          9/30/00
AFBA 5STAR
     BALANCED FUND                13.40%           21.30%             8.69%
Lipper Balanced
     Fund Index                    3.76%           11.11%            11.89%

AFBA 5STAR
     EQUITY FUND                  19.40%           32.78%            14.68%
Lipper Multi-Cap Core
     Fund Index                    4.58%           21.84%            17.42%

AFBA 5STAR
     HIGH YIELD FUND               7.80%            8.06%             3.09%
Lipper High Yield Bond
     Fund Index                   -2.68%           -0.06%             2.97%

AFBA 5STAR
     USA GLOBAL FUND              10.99%           32.62%            15.88%
Lipper Global
     Fund Index                   -3.25%           19.18%            13.79%


AFBA 5STAR
Balanced Fund

SCHEDULE OF INVESTMENTS
September 30, 2000 (unaudited)
SHARES          COMPANY                                                               MARKET VALUE
Common Stocks-- 62.52%
CONSUMER CYCLICAL-- 11.48%
        11,000  Argosy Gaming Co.*                                              $          199,375
         5,000  Barnes & Noble, Inc.*                                                       98,437
         8,500  Carnival Corp.                                                             209,313
        10,000  Elcor Corp.                                                                145,000
         5,000  Ethan Allen Interiors, Inc.                                                141,562
         5,000  Ford Motor Co.                                                             126,562
         7,000  ServiceMaster (The) Co.                                                     69,125
         8,000  Strayer Education, Inc.                                                    175,000
                                                                                         1,164,374
CONSUMER STAPLES-- 2.43%
         2,500  McDonald's Corp.                                                            75,469
         2,250  PepsiCo, Inc.                                                              103,500
         1,000  Procter & Gamble Co.                                                        67,000
                                                                                           245,969
ENERGY -- 1.83%
        20,000  Frontier Oil Corp.*                                                        147,500
        11,524  Southern Mineral Corp.                                                      38,173
                                                                                           185,673
FINANCIAL-- 14.38%
         6,000  American Express Co.                                                       364,500
         1,000  Amvescap                                                                   110,875
         3,500  Bank of America Corp.                                                      183,313
         3,500  Fleet Boston Financial Corp.                                               136,500
         2,500  PNC Bank Corp.                                                             162,500
         8,000  Stilwell Financial, Inc.                                                   348,000
         1,000  Union Planters Corp.                                                        33,063
         3,000  Washington Mutual, Inc.                                                    119,438
                                                                                         1,458,189
HEALTH CARE-- 9.17%
         4,000  Abbott Laboratories                                                        190,250
         2,000  American Home Products Corp.                                               113,125
         2,000  Bristol Myers Squibb                                                       114,250
         1,000  Johnson & Johnson                                                           93,937
         2,500  Merck & Company, Inc.                                                      186,094
         5,000  Schering-Plough Corp.                                                      232,500
                                                                                           930,156
TECHNOLOGY -- 19.23%
         3,500  Analog Devices, Inc.*                                                      288,969
         2,000  Applied Materials, Inc.*                                                   118,625
        12,000  Atmel Corp.*                                                               182,250
         3,000  Cisco Systems, Inc.*                                                       165,750
         6,000  Compaq Computer Corp.                                                      165,480
         4,000  Intel Corp.                                                                166,250
         2,500  Micron Technology, Inc.                                                    115,000
         2,000  Microsoft Corp.*                                                           120,500
         5,250  Motorola, Inc.                                                             148,312
         3,000  National Semiconductor Corp.*                                              120,750
         3,000  Scientific-Atlanta, Inc.                                                   190,875
         3,500  Wind River Systems, Inc.*                                                  167,781
                                                                                         1,950,542
TRANSPORTATION & SERVICES-- 2.27%
         3,000  FEDEX Corp.*                                                               133,020
         4,000  Southwest Airlines Co.                                                      97,000
                                                                                           230,020
UTILITIES-- 1.73%
         2,000  Enron Corp.                                                                175,250

Total Common Stocks                                                                      6,340,173
(Cost $5,376,487)

Convertible Preferred Stocks-- 3.93%
         8,000  Bethlehem Steel Corp.                                                       98,000
        10,000  ICO Holdings, Inc.                                                         120,000
         2,000  Kmart Financing I                                                           62,250
         4,000  Tesoro Petroleum Corp.                                                      42,000
         2,500  TXI Capital Trust I                                                         76,719

Total Convertible Preferred Stocks                                                         398,969
(Cost $601,501)

     FACE
    AMOUNT      DESCRIPTION                                                           MARKET VALUE
Corporate Bonds-- 22.15%
$       75,000  Adelphia Communications Corp., 9.875% due 3-1-07                $           70,875
       200,000  Argosy Gaming Co., 10.75% due 6-1-09                                       210,250
       150,000  Callon Petroleum Co., 10.125% due 9-15-02                                  144,750
        65,000  Callon Petroleum, 10.25% due 9-15-04                                        62,725
        15,000  Exide Corp., 10.00% due 4-15-05                                             11,475
        40,000  Fairchild Semiconductor Corp., 10.125% due 3-15-07                          40,200
       175,000  Frontier Oil Corp., 9.125% due 2-15-06                                     158,375
         5,000  Frontier Oil Corp., 11.75% due 11-15-09                                      5,100
        30,000  Giant Industries, Inc., 9.75% due 11-15-03                                  29,775
       125,000  HS Resources, Inc., 9.875% due 12-1-03                                     126,250
        60,000  ICO Holdings, Inc., 10.375% due 6-1-07                                      58,200
       100,000  Interface, Inc., 7.30% due 4-1-08                                           86,500
        25,000  Kaiser Aluminum & Chemical Corp., 12.75% due 2-1-03                         23,125
        30,000  Key Energy Services, 14.00% due 1-15-09                                     34,275
        50,000  Luigino's, Inc., 10.00% due 2-1-06                                          39,750
        25,000  Mandalay Resort Group, 6.75% due 7-15-03                                    23,500
        35,000  Mandalay Resort Group, 10.25% due 8-1-07                                    36,269
        50,000  Mastec, Inc., 7.75% due 2-1-08                                              47,750
        25,000  McDermott International, 9.375% due 3-15-02                                 21,424
        60,000  MGM Grand, Inc., 9.75% due 6-1-07                                           62,400
        25,000  Nortek, Inc., 9.875% due 3-1-04                                             24,250
        25,000  Neuvo Energy Co., 9.50% due 6-1-08                                          25,125
        50,000  Park Place Entertainment Corp., 8.875% due 9-15-08                          49,750
       225,000  Pilgrim's Pride Corp., 10.875% due 8-1-03                                  227,250
        75,000  Plains Resources, Inc., 10.25% due 3-15-06                                  76,500
       200,000  Republic Group, Inc., 9.50% due 7-15-08                                    201,250
        50,000  Rogers Communications, Inc., 9.125% due 1-15-06                             50,250
        75,000  Specialty Retailers, Inc., 9.00% due 7-15-07                                   937
        25,000  Triton Energy Ltd. Co., 9.25% due 4-15-05                                   25,531
       300,000  United Refining Co., 10.75% due 6-15-07                                    199,500
       100,000  Williams Communication, 10.875% due 10-1-09                                 92,000
       235,000  Wiser Oil Co., 9.50% due 5-15-07                                           191,525

Total Corporate Bonds                                                                    2,456,836
(Cost $2,336,423)

Convertible Corporate Bonds-- 8.21%
        30,000  Allwaste, Inc., 7.25% due 6-1-14                                             2,400
       150,000  Exide Corp., 2.90% due 12-15-05                                             70,500
       200,000  HMT Technology Corp., 5.75% due 1-15-04                                     85,000
       155,000  Intevac, Inc., 6.50% due 3-1-04                                             77,694
         9,000  Kerr McGee Corp., 7.50% due 5-15-14                                          8,876
       155,000  Key Energy Group, Inc., 5.00% due 9-15-04                                  127,875
       150,000  Lomak Petroleum, Inc., 6.00% due 2-1-07                                    102,375
        10,000  Moran Energy, Inc., 8.75% due 1-15-08                                        9,000
        10,000  OHM Corp., 8.00% due 10-1-06                                                 8,612
        50,000  Southern Mineral Corp., 6.875% due 10-01-07                                 17,500
       125,000  Sunrise Assisted Living, Inc., 5.50% due 6-15-02                           112,031

Total Convertible Corporate Bonds                                                          621,863
(Cost $1,061,889)

Repurchase Agreement-- 1.53%
$      155,000  UMB Bank, n.a., 5.95% due 10-2-00
                   (Collateralized by U.S. Treasury Notes,
                   6.125% due 12-31-01 with a value of $161,647)                $          155,000
(Cost $155,000)

Total Investments-- 98.34%                                                               9,972,841
(Cost $9,531,300)

Other assets less liabilities-- 1.66%                                                      168,669

Total Net Assets-- 100.00%                                                      $       10,141,510

The identified cost of investments owned at September 30, 2000, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $441,541,  which
is  comprised  of  unrealized   appreciation   of  $1,422,067   and   unrealized
depreciation of $980,526.

*Non-income producing security

See accompanying Notes to Financial Statements.


AFBA 5Star
Equity Fund

SCHEDULE OF INVESTMENTS
September 30, 2000 (unaudited)
SHARES          COMPANY                                                               MARKET VALUE
Common Stocks-- 97.86%
CAPITAL GOODS-- 2.88%
         8,700  Tyco International Ltd.                                         $          451,313

CONSUMER CYCLICAL-- 14.69%
         4,200  Apollo Group, Inc.*                                                        167,475
        19,500  Barnes & Noble, Inc.*                                                      383,906
        23,600  Carnival Corp.                                                             581,150
         2,500  DeVry, Inc.*                                                                94,062
         8,400  Elcor Corp.                                                                121,800
        15,300  Ethan Allen Interiors, Inc.                                                433,181
         7,400  Fairfield Communities, Inc.*                                                74,925
         5,500  ITT Educational Services, Inc.*                                            149,188
        30,000  ServiceMaster (The) Co.                                                    296,250
                                                                                         2,301,937
CONSUMER STAPLES-- 9.44%
         9,000  McDonald's Corp.                                                           271,688
        12,800  PepsiCo, Inc.                                                              588,800
        16,500  Sara Lee Corp.                                                             335,156
        10,700  Viad Corp.                                                                 284,219
                                                                                         1,479,863
ENERGY-- 2.22%
         5,800  Royal Dutch Petroleum Co.                                                  347,637

FINANCIAL-- 18.77%
         8,400  Allstate Corp.                                                             291,900
        11,700  American Express Co.                                                       710,775
         8,100  Bank of America Corp.                                                      424,238
        11,800  Fleet Boston Financial Corp.                                               460,200
         3,300  Northern Trust Corp.                                                       293,287
         7,900  PNC Bank Corp.                                                             513,500
         4,600  Wilmington Trust Corp.                                                     246,675
                                                                                         2,940,575
HEALTH CARE-- 12.83%
        12,600  Abbott Laboratories                                                        599,287
         4,500  Johnson & Johnson                                                          422,719
         6,900  Merck & Company, Inc.                                                      513,619
        10,200  Schering-Plough Corp.                                                      474,300
                                                                                         2,009,925
TECHNOLOGY-- 25.80%
         5,700  Analog Devices, Inc.*                                                      470,606
        28,600  Atmel Corp.*                                                               434,363
        12,700  Cisco Systems, Inc.*                                                       701,675
        13,300  Diebold, Inc.                                                              353,281
         7,100  Microsoft Corp.*                                                           427,775
         8,500  Scientific-Atlanta, Inc.                                                   540,813
        12,500  Sungard Data Systems, Inc.*                                                535,156
        12,100  Wind River Systems, Inc.*                                                  580,044
                                                                                         4,043,713
TRANSPORTATION & SERVICES-- 6.59%
        11,700  FEDEX Corp.*                                                               518,778
        21,200  Southwest Airlines Co.                                                     514,100
                                                                                         1,032,878
UTILITIES-- 4.64%
         8,300  Enron Corp.                                                                727,287

Total Common Stocks                                                                     15,335,128
(Cost $12,115,688)

     FACE
    AMOUNT      DESCRIPTION                                                           MARKET VALUE
Repurchase Agreement-- 2.11%
$      330,000  UMB Bank, n.a., 5.95% due 10-2-00
                   (Collateralized by U.S. Treasury Notes,
                   6.125% due 12-31-01 with a value of $343,756)                $          330,000
(Cost $330,000)

Total Investments-- 99.97%                                                              15,665,128
(Cost $12,445,688)

Other assets less liabilities-- 0.03%                                                        5,384

Total Net Assets-- 100.00%                                                      $       15,670,512

The identified cost of investments owned at September 30, 2000, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $3,219,440, which is comprised of unrealized appreciation of $3,722,455 and unrealized depreciation of $503,015.

*Non-income producing security

See accompanying Notes to Financial Statements.


AFBA 5Star
High Yield Fund

SCHEDULE OF INVESTMENTS
September 30, 2000 (unaudited)
    SHARES
   OR FACE
    AMOUNT      COMPANY AND DESCRIPTION                                               MARKET VALUE
Common Stocks-- 0.88%
         2,093  Purina Mills, Inc.*                                             $           20,407
        11,524  Southern Mineral Corp.                                                      38,173

Total Common Stocks                                                                         58,580
(Cost $99,811)

Convertible Preferred Stocks-- 9.50%
         5,000  Bethlehem Steel Corp.                                                       61,250
        10,000  ICO Holdings, Inc.                                                         120,000
         4,250  Kmart Financing I                                                          132,281
         3,000  Lomak Petroleum, Inc.*                                                      65,250
         5,000  Tesoro Petroleum Corp.                                                      52,500
         3,300  TXI Capital Trust I                                                        101,269
         2,000  Unocal Corp.                                                                96,750

Total Convertible Preferred Stocks                                                         629,300
(Cost $876,809)

Corporate Bonds-- 61.11%
$      100,000  Adelphia Communications Corp., 9.875% due 3-1-07                            94,500
       200,000  Argosy Gaming Co., 10.75% due 6-1-09                                       210,250
        75,000  Bio-Rad Laboratories, 11.625% due 2-15-07                                   78,938
        35,000  Callon Petroleum Co., 10.00% due 12-15-01                                   33,775
       150,000  Callon Petroleum Co., 10.125% due 9-15-02                                  144,750
       195,000  Cliffs Drilling, 10.25% due 5-15-03                                        200,127
        50,000  Coda Energy, Inc., 10.50% due 4-1-06                                        50,750
       200,000  Fairchild Semiconductor Corp., 10.125% due 3-15-07                         201,000
       200,000  Frontier Oil Corp., 9.125% due 2-15-06                                     181,000
       220,000  Giant Industries, Inc., 9.75% due 11-15-03                                 218,350
       180,000  HS Resources, Inc., 9.875% due 12-1-03                                     181,800
       100,000  ICO Holdings, Inc., 10.375% due 6-1-07                                      97,000
       125,000  Interface, Inc., 7.30% due 4-1-08                                          108,125
        90,000  Kaiser Aluminum & Chemical Corp., 12.75% due 2-1-03                         83,250
       115,000  King Pharmacy, Inc., 10.75% due 2-15-09                                    121,900
        25,000  Kmart Corp., 9.35% due 1-2-20                                               22,232
        44,000  Kmart Corp., 9.78% due 1-5-20                                               42,141
       140,000  Luigino's, Inc., 10.00% due 2-1-06                                         111,300
        50,000  Mandalay Resort Group, 6.75% due 7-15-03                                    47,000
        50,000  Mandalay Resort Group, 10.25% due 8-1-07                                    51,813
        75,000  Mastec, Inc., 7.75% due 2-1-08                                              71,625
        50,000  MGM Grand, Inc., 9.75% due 6-1-07                                           52,000
       100,000  McDermott International, 9.375% due 3-15-02                                 85,694
        85,000  Nortek, Inc., 9.875% due 3-1-04                                             82,450
        50,000  Nuevo Energy Co., 9.50% due 6-1-08                                          50,250
        75,000  Park Place Entertainment, 8.875% due 9-15-08                                74,625
       220,000  Pilgrim's Pride Corp., 10.875% due 8-1-03                                  222,200
       200,000  Plains Resources, Inc., 10.25% due 3-15-06                                 204,000
       200,000  Republic Group, Inc., 9.50% due 7-15-08                                    201,250
        50,000  Rogers Communications, Inc., 9.125% due 1-15-06                             50,250
       100,000  Royal Carribean Cruises Ltd., 7.50% due 10-15-27                            79,942
       125,000  Specialty Retailers, Inc., 9.00% due 7-15-07                                 1,562
        50,000  Stone Container, 10.75% due 10-1-02                                         50,937
       100,000  Triton Energy Ltd. Co., 9.25% due 4-15-05                                  102,125
       225,000  United Refining Co., 10.75% due 6-15-07                                    149,625
        50,000  Williams Communication, 11.70% due 8-1-08                                   48,000
       100,000  Williams Communication, 11.875% due 8-1-10                                  95,500
       175,000  Wiser Oil Co., 9.50% due 5-15-07                                           142,625

Total Corporate Bonds                                                                    4,044,661
(Cost $4,167,718)

Convertible Corporate Bonds-- 15.71%
        32,000  Allwaste, Inc., 7.25% due 6-1-14                                             2,560
       150,000  Exide Corp., 2.90% due 12-15-05                                             70,500
       200,000  HMT Technology Corp., 5.75% due 1-15-04                                     85,000
        85,000  Intevac, Inc., 6.50% due 3-1-04                                             42,606
       140,000  Intevac, Inc., 6.50% due 3-1-04                                             70,175
        63,000  Kerr McGee Corp., 7.50% due 5-15-14                                         62,134
       200,000  Key Energy Group, Inc., 5.00% due 9-15-04                                  180,875
       150,000  Lomak Petroleum, Inc., 6.00% due 2-1-07                                    102,375
       210,000  Moran Energy, Inc., 8.75% due 1-15-08                                      189,000
       122,000  OHM Corp., 8.00% due 10-1-06                                               105,073
        50,000  Southern Mineral Corp., 6.875% due 10-1-07                                  17,500
       125,000  Sunrise Assisted Living, Inc., 5.50% due 6-15-02                           112,031

Total Convertible Corporate Bonds                                                        1,039,829
(Cost $1,293,757)

Repurchase Agreement-- 7.02%
$      465,000  UMB Bank, n.a., 5.95% due 10-2-00
                   (Collateralized by U.S. Treasury Notes,
                   5.50% due 12-31-00 with a value of $478,648)                 $          465,000
(Cost $465,000)

Total Investments-- 94.22%                                                               6,237,370
(Cost $6,903,095)

Other assets less liabilities-- 5.78%                                                      382,412

Total Net Assets-- 100.00%                                                      $        6,619,782

The identified cost of investments owned at September 30, 2000, was the same for federal income tax and book purposes.

Net unrealized depreciation for federal income tax purposes was $665,725, which is comprised of unrealized appreciation of $126,321 and unrealized depreciation of $792,046.

*Non-income producing security

See accompanying Notes to Financial Statements.


AFBA 5Star
USA GLOBAL Fund

SCHEDULE OF INVESTMENTS
September 30, 2000 (unaudited)
SHARES          COMPANY                                                               MARKET VALUE
Common Stocks-- 95.72%
BASIC MATERIALS-- 3.79%
         9,600  Praxair, Inc.                                                   $          358,800
         9,600  Sigma-Aldrich Corp.                                                        316,800
                                                                                           675,600
CAPITAL GOODS-- 4.00%
         6,800  Boeing Co.                                                                 428,400
         8,300  Teleflex, Inc.                                                             285,313
                                                                                           713,713
CONSUMER CYCLICAL-- 6.80%
        37,100  Interface, Inc. Cl. A                                                      295,640
        10,300  Korn/Ferry International*                                                  389,469
        25,600  Lear Corp.*                                                                526,400
                                                                                         1,211,509
CONSUMER STAPLES-- 19.88%
         7,700  Bestfoods, Inc.                                                            560,175
         9,500  Coca-Cola Co.                                                              523,688
        12,800  Gillette Co.                                                               395,200
        18,800  McDonald's Corp.                                                           567,525
         7,100  Proctor & Gamble Co.                                                       475,700
        26,200  Sara Lee Corp.                                                             532,187
         6,500  Wrigley, (Wm.) Jr. Co.                                                     486,687
                                                                                         3,541,162
FINANCIAL-- 8.20%
        10,700  AFLAC, Inc.                                                                685,469
         8,100  American International Group, Inc.                                         775,069
                                                                                         1,460,538
HEALTH CARE-- 15.96%
        10,800  American Home Products Corp.                                               610,875
        11,200  Bristol-Myers Squibb Co.                                                   639,800
         6,400  Johnson & Johnson                                                          601,200
        21,600  Quintiles Transnational Corp.*                                             344,250
        13,900  Schering-Plough Corp.                                                      646,350
                                                                                         2,842,475
TECHNOLOGY-- 37.09%
         6,300  Analog Devices, Inc.*                                                      520,144
        15,615  Applied Materials, Inc.*                                                   926,165
        12,800  Applied Science & Technology, Inc.*                                        188,800
        26,300  Cadence Design System*                                                     675,581
        16,600  Cisco Systems, Inc.*                                                       917,150
        14,500  Citrix Systems, Inc.*                                                      290,906
        10,100  Dallas Semiconductor                                                       332,038
        11,100  Intel Corp.                                                                461,343
        62,300  Intevac, Inc.*                                                             327,075
        10,400  Micron Technology, Inc.                                                    478,400
         7,500  Microsoft Corp.*                                                           451,875
         9,900  Motorola, Inc.                                                             279,675
        16,400  National Semiconductor Corp.*                                              660,100
        16,600  Western Digital Corp.*                                                      97,525
                                                                                         6,606,777
Total Common Stocks                                                                     17,051,774
(Cost $14,922,216)

          FACE
        AMOUNT  DESCRIPTION                                                           MARKET VALUE
Repurchase Agreement-- 4.27%
$      760,000  UMB Bank, n.a., 5.95% due 10-2-00
                   (Collateralized by U.S. Treasury Notes,
                   5.50% due 12-31-00 with a value of $782,131)                 $          760,000
(Cost $760,000)

Total Investments-- 99.99%                                                              17,811,774
(Cost $15,682,216)

Other assets less liabilities-- 0.01%                                                        1,440

Total Net Assets-- 100.00%                                                      $       17,813,214

The identified cost of investments owned at September 30, 2000, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $2,129,558, which is comprised of unrealized appreciation of $3,083,237 and unrealized depreciation of $953,679.

*Non-income producing security

See accompanying Notes to Financial Statements.


STATEMENT OF ASSETS
AND LIABILITIES

September 30, 2000 (unaudited)
                                        BALANCED       EQUITY       HIGH YIELD          USA GLOBAL
                                          FUND          FUND           FUND                FUND
ASSETS:
   Investments at cost ........... $   9,531,300  $   12,445,688  $   6,903,095      $  15,682,216

   Investments at value .......... $   9,972,841  $   15,665,128  $   6,237,370      $  17,811,774
   Cash ..........................         2,606           5,524          8,580             68,713
   Receivables:
     Investments sold ............       194,750              --        253,823                 --
     Dividends ...................         9,518          12,470          7,932              7,508
     Interest ....................        73,263             108        117,419                248
       Total assets ..............    10,252,978      15,683,230      6,625,124         17,888,243

LIABILITIES AND NET ASSETS:
   Payables:
     Management fees .............         8,440          12,718          5,342             14,929
     Investments purchased .......       103,028              --             --             60,100
       Total liabilities .........       111,468          12,718          5,342             75,029
NET ASSETS ....................... $  10,141,510 $    15,670,512  $   6,619,782      $  17,813,214

NET ASSETS CONSIST OF:
   Capital (capital stock and
     paid-in capital) ............ $   9,462,791 $    12,001,317  $   7,179,503      $  14,182,314
   Accumulated undistributed net
     investment income ...........        47,739          15,254         61,081              1,522
   Accumulated undistributed net
     realized gain from investment
     transactions ................       189,439         434,501         44,923          1,499,820
   Net unrealized appreciation
     (depreciation) of investments       441,541       3,219,440      (665,725)          2,129,558
NET ASSETS APPLICABLE TO
   OUTSTANDING SHARES ............ $  10,141,510 $    15,670,512  $   6,619,782      $  17,813,214

Capital shares, $1.00 par value:
   Authorized ....................    10,000,000      10,000,000     10,000,000         10,000,000

   Outstanding ...................       867,471       1,010,176        745,891          1,102,224

NET ASSET VALUE PER SHARE ........ $       11.69 $         15.51  $        8.87      $       16.16

See accompanying Notes to Financial Statements.


STATEMENTS
OF OPERATIONS

Six Months Ended September 30, 2000 (unaudited)
                                               BALANCED      EQUITY   HIGH YIELD  USA GLOBAL
                                                FUND          FUND       FUND        FUND
INVESTMENT INCOME:
     Dividends .............................$    58,403  $   73,917  $   41,448  $    55,586
     Interest ..............................    156,144      18,448     261,153       34,836
     Foreign tax withheld ..................       --        (1,096)       --           --
                                                214,547      91,269     302,601       90,422
EXPENSES:
     Management fees .......................     46,176      69,992      28,437       82,802
     Registration fees .....................     11,418      11,418      11,094       11,418
       Total expenses before
          reimbursement ....................     57,594      81,410      39,531       94,220
       Less: expense reimbursement .........      7,435       5,395       8,644        4,280
       Net expenses ........................     50,159      76,015      30,887       89,940
       Net investment income ...............    164,388      15,254     271,714          482

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
   Net realized gain (loss) from
     investment transactions ...............   (117,341)    437,928    (79,891)       90,867
   Net unrealized appreciation
     (depreciation) during the
     period on investments .................    238,445     304,129     174,926    (888,402)
       Net gain (loss) on investments ......    121,104     742,057      95,035    (797,535)
       Net increase (decrease) in net assets
         resulting from operations .........$   285,492  $  757,311  $  366,749   $(797,053)

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS
                                                                   BALANCED FUND                         EQUITY FUND

                                                      SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                        SEPTEMBER 30                           SEPTEMBER 30,
                                                            2000             Year Ended            2000             Year Ended
                                                         (unaudited)       MARCH 31, 2000       (unaudited)       MARCH 31, 2000
OPERATIONS:
   Net investment income                             $          164,388  $         252,592   $          15,254  $           13,800
   Net realized gain (loss) from
     investment transactions                                  (117,341)            334,307             437,928             459,123
   Net unrealized appreciation during
     the period on investments                                  238,445            534,088             304,129           2,161,418
     Net increase in net assets
       resulting from operations                                285,492          1,120,987             757,311           2,634,341
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                      (132,964)          (257,872)                  --            (21,830)
   Net realized gain from
     investment transactions                                         --           (19,074)                  --                  --
     Total distributions to
       shareholders                                           (132,964)          (276,946)                  --            (21,830)
CAPITAL SHARE TRANSACTIONS:*
   Shares sold                                                1,588,977          3,336,887           2,056,602           3,886,088
   Reinvested distributions                                     132,479            273,992                  --              21,723
                                                              1,721,456          3,610,879           2,056,602           3,907,811
   Shares repurchased                                         (181,093)        (1,343,491)           (218,491)           (767,413)
     Net increase from capital
       share transactions                                     1,540,363          2,267,388           1,838,111           3,140,398
       Net increase in net assets                             1,692,891          3,111,429           2,595,422           5,752,909
Net assets:
   Beginning of period                                        8,448,619          5,337,190          13,075,090           7,322,181
   End of period                                     $       10,141,510  $       8,448,619   $      15,670,512  $       13,075,090

   Undistributed net investment
     income at end of period                         $           47,739  $          16,315   $          15,254  $               --

*Fund share transactions:
   Shares sold                                                  136,531            316,314             139,074             309,972
   Reinvested distributions                                      11,199             25,976                  --               1,776
                                                                147,730            342,290             139,074             311,748
   Shares repurchased                                          (15,685)          (129,175)            (14,861)            (60,177)
     Net increase in fund shares                                132,045            213,115             124,213             251,571

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS
                                                                 HIGH YIELD FUND                        USA GLOBAL FUND

                                                      SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                        SEPTEMBER 30,                          SEPTEMBER 30,
                                                            2000             Year Ended            2000             Year Ended
                                                         (unaudited)       MARCH 31, 2000       (unaudited)       MARCH 31, 2000
OPERATIONS:
   Net investment income                             $          271,714  $         428,039   $             482  $            2,962
   Net realized gain (loss) from
     investment transactions                                   (79,891)            127,117              90,867           1,639,549
   Net unrealized appreciation
     (depreciation) during the period
     on investments                                             174,926          (386,909)           (888,402)           2,558,228
     Net increase (decrease) in
       net assets resulting from
       operations                                               366,749            168,247           (797,053)           4,200,739
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                      (246,320)          (408,599)                  --            (15,043)
   Net realized gain from investment
     transactions                                                    --                --                   --                  --
     Total distributions
       to shareholders                                        (246,320)          (408,599)                  --            (15,043)
CAPITAL SHARE TRANSACTIONS:*
   Shares sold                                                1,338,602          1,448,835           3,832,567           5,280,939
   Reinvested distributions                                     245,293            403,565                  --              14,959
                                                              1,583,895          1,852,400           3,832,567           5,295,898
   Shares repurchased                                         (109,778)          (578,709)           (273,616)           (264,457)
     Net increase from capital
       share transactions                                     1,474,117          1,273,691           3,558,951           5,031,441
       Net increase in net assets                             1,594,546          1,033,339           2,761,898           9,217,137
Net assets:
   Beginning of period                                        5,025,236          3,991,897          15,051,316           5,834,179
   End of period                                     $        6,619,782  $       5,025,236   $      17,813,214  $       15,051,316

   Undistributed net investment
     income at end of period                         $           61,081  $          35,687   $           1,522  $            1,040

Fund share transactions:
   Shares sold                                                  154,088            156,684             228,171             382,916
   Reinvested distributions                                      28,168             45,484                  --               1,199
                                                                182,256            202,168             228,171             384,115
   Shares repurchased                                          (12,717)           (63,573)            (16,585)            (20,839)
     Net increase in fund shares                                169,539            138,595             211,586             363,276

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL
STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The AFBA 5Star Fund, Inc. (the Fund), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with the following series: AFBA 5Star Balanced Fund, AFBA 5Star Equity Fund, AFBA 5Star High Yield Fund and AFBA 5Star USA Global Fund. Each series, in effect, represents a separate fund. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based on the net asset value of each series. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Investment Valuation -- Corporate stocks, bonds and options traded on a national securities exchange or national market are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the closing bid and asked price is used.

Securities which are traded over-the-counter are priced at the mean between the latest bid and asked price. Securities not currently traded are valued at fair value as determined in good faith by the Board of Directors. Securities with maturities of 60 days or less when acquired or subsequently within 60 days of maturity are valued at amortized cost, which approximates market value.

B. Federal and State Taxes -- The Fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required. The Equity Fund designates $804 as long-term capital gain dividends.

C. Options -- In order to produce incremental earnings and protect gains, the Fund may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. There were no outstanding covered call options or transactions in call options written as of September 30, 2000.

D. Expense Limitation-- Jones & Babson, Inc., the underwriter and distributor of the Fund, has voluntarily agreed to pay certain expenses of the Fund so that the total annual operating expenses of a portfolio will not exceed 1.08% of its average daily net assets. Jones & Babson, Inc. may be reimbursed by the Fund for such expenses at a later date if such reimbursement does not cause a portfolio's expenses to exceed the expense limitation percentage noted above. E. Investment Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes accretion of market discounts. Premiums on debt securities are not amortized. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

F. Distributions to Shareholders -- Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for deferral of post October and wash sale losses.

G. Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2. MANAGEMENT FEES:

Management fees were paid to AFBA Investment Management Company at the rate of 1% per annum of the average daily net asset values of the Fund for services which include administration, and all other operating expenses of the Fund except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Fund and its shares and the cost of qualifying the Funds' shares for sale in any jurisdiction.

3. INVESTMENT TRANSACTIONS:

Investment transactions for the period ended September 30, 2000, (excluding maturities of short-term commercial notes and repurchase agreements) were as follows:

Balanced Fund
   Purchases                                        $          3,679,348
   Proceeds from sales                                         2,118,986

Equity Fund
   Purchases                                        $          3,872,108
   Proceeds from sales                                         1,953,738

High Yield Fund
   Purchases                                        $          2,095,560
   Proceeds from sales                                         1,036,620

USA Global Fund
   Purchases                                        $          5,341,865
   Proceeds from sales                                           893,071

This report has been prepared for the information of the Shareholders of the AFBA 5Star Fund, and is not to be construed as an offering of the shares of the Fund. Shares of the Fund are offered only by the Prospectus, a copy of which may be obtained by calling the Fund at 1-800-243-9865.

Distributors: Jones & Babson, Inc., Kansas City, Missouri


FINANCIAL HIGHLIGHTS

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                      BALANCED FUND
                                                      For the six month                                            FOR THE PERIOD
                                                        period ended                  Years Ended                FROM June 3, 1997
                                                     September 30, 2000                MARCH 31,                     (inception)
                                                         (unaudited)            2000               1999          to March 31, 1998
Net asset value,
   beginning of period                               $            11.49  $           10.22   $           11.39  $            10.01
   Income from investment operations:
     Net investment income                                       (0.20)               0.41                0.42                0.25
     Net gains on securities
       (both realized and unrealized)                              0.17               1.32              (1.17)                1.40
   Total from investment operations                              (0.03)               1.73              (0.75)                1.65
   Less distributions:
     Dividends from net investment
       income                                                      0.23             (0.43)              (0.40)              (0.23)
     Distributions from capital gains                                --             (0.03)              (0.02)              (0.04)
   Total distributions                                             0.23             (0.46)              (0.42)              (0.27)
Net asset value, end of period                       $            11.69  $           11.49   $           10.22  $            11.39

Total return*                                                     3.12%             17.39%             (6.53%)              16.64%



Ratios/Supplemental Data
Net assets, end of period
   (in millions)                                     $           10,142  $               8   $               5  $                2
Ratio of expenses to average
   net assets**                                                   1.08%              1.08%               1.08%               1.08%
Ratio of net investment income
   to average net assets**                                        3.55%              4.01%               4.76%               4.06%
Ratio of expenses to average
   net assets before voluntary
   expense reimbursement**                                        1.24%              1.19%               1.33%               1.10%
Ratio of net investment income to
   average net assets before
   voluntary expense reimbursement**                              1.08%              3.90%               4.51%               4.04%
Portfolio turnover rate                                             23%                44%                 53%                 57%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                        EQUITY FUND
                                                      For the six month                                            FOR THE PERIOD
                                                        period ended                  Years Ended                 FROM June 3, 1997
                                                     September 30, 2000                 MARCH 31,                     (inception)
                                                         (unaudited)            2000               1999           to March 31, 1998
Net asset value,
   beginning of period                               $            14.76  $           11.54   $           11.77  $            10.01
   Income from investment operations:
     Net investment income                                         0.02               0.02                0.05                0.06
     Net gains on securities
     (both realized and unrealized)                                0.73               3.23              (0.22)                1.81
   Total from investment operations                                0.75               3.25              (0.17)                1.87
   Less distributions:
     Dividends from net
       investment income                                             --             (0.03)              (0.06)              (0.05)
     Distributions from capital gains                                --                 --                  --              (0.06)
   Total distributions                                               --             (0.03)              (0.06)              (0.11)
Net asset value, end of period                       $            15.51  $           14.76   $           11.54  $            11.77

Total return*                                                     5.08%             28.22%             (1.43%)              18.81%



Ratios/Supplemental Data
Net assets, end of period
   (in millions)                                     $               16  $              13   $               7  $                4
Ratio of expenses to average
   net assets**                                                   1.08%              1.08%               1.08%               1.04%
Ratio of net investment income
   to average net assets**                                        0.22%              0.15%               0.61%               0.94%
Ratio of expenses to average
   net assets before voluntary
   expense reimbursement**                                        1.16%              1.13%               1.23%                  --
Ratio of net investment income
   to average net assets
   before voluntary expense
   reimbursement**                                              (0.51%)              0.10%               0.46%                  --
Portfolio turnover rate                                             14%                31%                 64%                 76%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                     HIGH YIELD FUND
                                                      For the six month                                            FOR THE PERIOD
                                                        period ended                  Years Ended                FROM June 3, 1997
                                                     September 30, 2000                 MARCH 31,                    (inception)
                                                         (unaudited)            2000               1999          to March 31, 1998
Net asset value,
   beginning of period                               $             8.72  $            9.12   $           10.62  $            10.01
   Income from investment operations:
     Net investment income                                       (0.51)               0.80                0.60                0.34
     Net gains on securities
       (both realized and unrealized)                              0.13             (0.42)              (1.49)                0.59
   Total from investment operations                              (0.38)               0.38              (0.89)                0.93
   Less distributions:
     Dividends from net
       investment income                                           0.53             (0.78)              (0.58)               (0.32)
     Distributions from capital gains                                --                 --              (0.03)                   --
   Total distributions                                             0.53             (0.78)              (0.61)               (0.32)
Net asset value, end of period                       $             8.87  $            8.72   $            9.12  $            10.62

Total return*                                                     5.97%              4.28%             (8.45%)               9.37%



Ratios/Supplemental Data
Net assets, end of period
   (in millions)                                     $                7  $               5   $               4  $                1
Ratio of expenses to average
   net assets**                                                   1.08%              1.08%               1.08%               1.08%
Ratio of net investment income
   to average net assets**                                        9.51%              9.27%               7.47%               5.51%
Ratio of expenses to average
   net assets before voluntary
   expense reimbursement**                                        1.38%              1.26%               1.46%               1.11%
Ratio of net investment income
   to average net assets
   before voluntary expense
   reimbursement**                                                3.93%              9.09%               7.09%               5.48%
Portfolio turnover rate                                             19%                34%                 11%                 31%

*Total return not annualized for periods less than one full year **Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                     USA GLOBAL FUND
                                                      For the six month                                           FOR THE PERIOD
                                                        period ended                 Years Ended                 FROM June 3, 1997
                                                     September 30, 2000                MARCH 31,                     (inception)
                                                         (unaudited)            2000               1999          to March 31, 1998
Net asset value,
   beginning of period                               $            16.90  $           11.06   $           11.17  $            10.01
   Income from investment operations:
     Net investment income                                           --               0.01                0.05                0.07
     Net gains on securities
       (both realized and unrealized)                            (0.74)               5.86              (0.11)                1.14
   Total from investment operations                              (0.74)               5.87              (0.06)                1.21
   Less distributions:
     Dividends from net
       investment income                                             --             (0.03)              (0.05)              (0.05)
     Distributions from capital gains                                --                 --                  --                  --
   Total distributions                                               --             (0.03)              (0.05)              (0.05)
Net asset value, end of period                       $            16.16  $           16.90   $           11.06  $            11.17

Total return*                                                   (4.38%)             53.11%             (0.52%)              12.16%



Ratios/Supplemental Data
Net assets, end of period
   (in millions)                                     $               18  $              15   $               6  $                3
Ratio of expenses to average
   net assets**                                                   1.08%              1.08%               1.08%               1.04%
Ratio of net investment income
   to average net assets**                                        0.01%              0.03%               0.67%               1.07%
Ratio of expenses to average
   net assets before voluntary
   expense reimbursement**                                        1.13%              1.13%               1.30%                  --
Ratio of net investment income
   to average net assets
   before voluntary expense
   reimbursement**                                              (0.59%)            (0.02%)               0.45%                  --
Portfolio turnover rate                                              5%                36%                 19%                 42%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


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